Share Capital - Long-term Incentive Plan (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2024 CAD ($) EquityInstruments	Jun. 30, 2023 CAD ($)
Share Capital
Expense from share-based payment transactions	$ 10,751	$ 16,983
Long-term Incentive Plan
Share Capital
Aggregate number of common shares to be issued, as a percent of outstanding common shares when combined with the aggregate number of Option, RSU, PSU and DSU	10.00%
DSUs
Share Capital
Number of awards granted as of reporting date | EquityInstruments	1,991,004
Expense from share-based payment transactions	$ 7,897